PROVISIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROVISIONS
Balance at beginning of year	¥ 42,007	¥ 39,407	¥ 36,918
Provision for the year	1,408	1,567	1,627
Accretion expenses	1,418	1,438	1,501
Decrease for the year	(2,439)	(598)	(467)
Exchange adjustments	44	193	(172)
Balance at end of year	¥ 42,438	¥ 42,007	¥ 39,407